Revenue	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as by providing corporate management services to such third-party entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.

Revenue Table
The following tables contain the Company’s revenue for the three and six months ended June 30, 2020 and 2019, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	135,761	—	34,986	—	4,096	—	174,843
Voyage charters	10,383	—	207,926	—	—	—	218,309
FPSO contracts	—	—	—	28,787	—	—	28,787
Management fees and other	2,061	—	3,580	—	55,225	—	60,866
	148,205	—	246,492	28,787	59,321	—	482,805

	Three Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	133,684	2,369	1,496	—	8,078	(2,487)	143,140
Voyage charters	8,858	—	191,495	—	—	—	200,353
Bareboat charters	6,129	—	—	—	—	—	6,129
FPSO contracts	—	—	—	57,828	—	—	57,828
Management fees and other	2,020	—	14,016	—	39,911	(1,000)	54,947
	150,691	2,369	207,007	57,828	47,989	(3,487)	462,397

	Six Months Ended June 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	266,306	—	50,553	—	9,053	—	325,912
Voyage charters	17,700	—	525,404	—	—	—	543,104
FPSO contracts	—	—	—	74,720	—	—	74,720
Management fees and other	4,086	—	12,435	—	96,602	—	113,123
	288,092	—	588,392	74,720	105,655	—	1,056,859

	Six Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	264,459	5,131	4,906	—	14,347	(2,487)	286,356
Voyage charters	18,018	—	413,572	—	—	—	431,590
Bareboat charters	12,191	—	—	—	—	—	12,191
FPSO contracts		—	—	107,266	—	—	107,266
Management fees and other	3,005	—	26,690	—	84,301	(2,129)	111,867
	297,673	5,131	445,168	107,266	98,648	(4,616)	949,270

The following table contains the Company's total revenue for the three and six months ended June 30, 2020 and 2019, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	390,407	359,140	876,590	747,933
Interest income on lease receivables	12,877	12,969	25,543	25,763
Variable lease payments – cost reimbursements (1)	13,658	13,307	26,848	25,316
Variable lease payments – other (2)	—	16,320	5,218	27,152
	416,942	401,736	934,199	826,164
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	4,997	5,714	9,537	11,239
Management fees and other income	60,866	54,947	113,123	111,867
	65,863	60,661	122,660	123,106
Total	482,805	462,397	1,056,859	949,270

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.

Operating Leases

As at June 30, 2020, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $372.6 million (remainder of 2020), $587.1 million (2021), $447.5 million (2022), $335.0 million (2023) and $259.3 million (2024).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after June 30, 2020, revenue from unexercised option periods of contracts that existed on June 30, 2020, revenue from vessels in the Company’s equity-accounted investments or variable or contingent revenues accounted for under ASC 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. The amounts may vary given unscheduled future events such as vessel maintenance.

The net carrying amount of the vessels employed on time-charter contracts, bareboat charter contracts and FPSO contracts that have been accounted for as operating leases at June 30, 2020 was $3.1 billion. At June 30, 2020, the cost and accumulated depreciation of such vessels were $4.0 billion and $0.9 billion, respectively.

Net Investment in Direct Financing Leases and Sales-Type Leases
On March 27, 2020, the Company entered into a bareboat charter with Britoil Limited (or BP), a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO for a period up to December 2030. BP may cancel the charter on six-months notice. Under the terms of this charter, Teekay received a cash payment of approximately $67 million in April 2020 and will receive a nominal per day rate over the life of the contract and a lump sum payment at the end of the contract period, which is expected to cover the costs of recycling the FPSO unit in accordance with EU ship recycling regulations. The charter was classified and accounted for as a sales-type lease. Consequently, the Company recognized a net investment in sales-type lease of $81.9 million and an asset retirement obligation of $6.1 million, derecognized the carrying value of the Petrojarl Foinaven FPSO and related customer contract, and recognized a gain of $44.9 million in the three months ended March 31, 2020.

As at June 30, 2020, Teekay LNG had three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2019.

As at December 31, 2019, Teekay LNG had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) and were accounted for as sales-type leases. In January 2020, Awilco purchased both carriers from Teekay LNG and paid Teekay LNG the associated purchase obligation, deferred hire amounts and interest on deferred hire amounts, totaling over $260 million relating to these two vessels.

As at June 30, 2020, estimated minimum lease payments to be received related to direct financing and sales-type leases in each of the next five years were approximately $32.6 million (remainder of 2020), $64.6 million (2021), $64.6 million (2022), $64.4 million (2023), $64.7 million (2024) and an aggregate of $522.3 million thereafter. The leases are scheduled to end between 2025 and 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at June 30, 2020, December 31, 2019, June 30, 2019 and January 1, 2019, there were contract liabilities of $34.1 million, $32.4 million, $27.2 million and $26.4 million, respectively. During the three and six months ended June 30, 2020, the Company recognized revenues of $28.1 million and $32.4 million, respectively (three and six months ended June 30, 2019 – $20.4 million and $26.4 million, respectively), included in contract liability at the beginning of such periods.